Repurchase of Shares (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 13, 2012	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Former senior members of management and investment entity [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate consideration of repurchased shares		$ 8,071,786
Repurchase agreement, approved date	Jul. 12, 2012
Repurchase agreement, consummated date	Jul. 13, 2012
ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount to repurchase					3,200,000
Stock repurchased			0
ADS [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share price						$ 3.30
ADS [Member] | Minimum [Member]
Equity, Class of Treasury Stock [Line Items]
Share price						$ 0.90
ADS [Member] | Unrelated third parties [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased				57,982
Aggregate consideration of repurchased shares				$ 58,147
Weighted average price per share				$ 1.00
ADS [Member] | Former senior members of management and investment entity [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased		79,717
Weighted average price per share		$ 2.91
Ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share price			0.0100	$ 0.0282		$ 0.0106
Ordinary shares [Member] | Former senior members of management and investment entity [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased		269,409,276
Weighted average price per share		$ 0.0291